Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of gross carrying value of derivatives designated under fair value hedge accounting

Notional amounts of hedging instruments from WIBOR to POLSTR (*)
	31 December 2025	31 December 2024
in EUR million	Nominal value	Nominal value
WIBOR	97,492	99,663
ING uses the following derivative financial instruments in a fair value hedge accounting relationship:

Gross carrying value of derivatives designated under fair value hedge accounting
	Assets	Liabilities	Assets	Liabilities
in EUR million	2025	2025	2024	2024
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	2,831	4,294	3,080	5,673
– Other interest derivatives	213	13	207	23
Hedging instrument on FX rate risk
– Cross currency swaps			12	3

Gross carrying value of derivatives used for cash flow hedge accounting
	Assets	Liabilities	Assets	Liabilities
in EUR million	2025	2025	2024	2024
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	9,414	10,066	10,635	12,814
Hedging instrument on FX rate risk
– Cross currency swaps	1,042	139	472	339
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps	63			10

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows	The following table shows the net notional amount of derivatives designated in fair value hedging, split into the maturity of the instruments. The net notional amounts presented in the table are a combination of payer (-) and receiver (+) swaps.

Maturity derivatives designated in fair value hedging
in EUR million	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
As at 31 December 2025
Hedging instrument on interest rate risk
– Interest rate swaps	1,994	4,453	7,778	6,726	12,149	8,484	4,694	-6,999	39,279
– Other interest derivatives	-3	-31	-211	-348	-457	-297	-274	-1,157	-2,780
As at 31 December 2024
Hedging instrument on interest rate risk
- Interest rate swaps	43	1,224	7,341	14,134	6,313	12,050	7,688	1,564	50,358
– Other interest derivatives	-4	-47	-218	-317	-389	-347	-287	-932	-2,540
Hedging instrument on FX rate risk
– Cross currency swaps	-142	-60	-98						-299
The following table shows the net notional amount of derivatives designated in cash flow hedging split into the maturity of the instruments. The net notional amounts presented in the table are a combination of payer (+) and receiver (-) swaps.

Maturity derivatives designated in cash flow hedging
in EUR million	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
As at 31 December 2025
Hedging instrument on interest rate risk
– Interest rate swaps	-2,023	-3,542	-6,217	-15,357	-14,152	-4,549	-4,381	-11,676	-61,897
Hedging instrument on FX rate risk
– Cross currency swaps	456	964	654	-1,271	-446	607	-601	-1,572	-1,210
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps				-1,246	-1,518				-2,765
As at 31 December 2024
Hedging instrument on interest rate risk
– Interest rate swaps	-1,805	-768	-10,590	-13,389	-10,551	-6,040	-4,522	-3,222	-50,886
Hedging instrument on FX rate risk
– Cross currency swaps		-241	-972	122	-1,029	-262	-238	-999	-3,619
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps			-25		-1,283	-1,578			-2,887

Maturity derivatives designated in net investment hedging
in EUR million	Less than 1 month	1 to 3 months	3 to 12 months	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	>5 years	Total
As at 31 December 2025
– FX forwards and cross currency swaps	-6,683	-4,298	-86						-11,066
As at 31 December 2024
– FX forwards and Cross currency swaps	-8,681	-4,158	-76						-12,916

Disclosure of movement in cash flow hedge reserve

Changes in issued share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000	In EUR million
Issued share capital as at 31 December 2022	3,726,539	37
Issue of shares	5
Cancellation of shares	-228,350	-2
Issued share capital as at 31 December 2023	3,498,194	35
Cancellation of shares	-350,803	-4
Issued share capital as at 31 December 2024	3,147,391	31
Cancellation of shares	-125,848	-1
Issued share capital as at 31 December 2025	3,021,543	30

Changes in revaluation reserve: Equity securities and Debt instruments at FVOCI
	Equity securities at FVOCI			Debt instruments at FVOCI
In EUR million	2025	2024	2023	2025	2024	2023
Opening balance	1,816	1,152	1,187	-479	-280	-341
Unrealised revaluations	-366	664	-35	459	-261	53
Realised gains/losses transferred to the statement of profit or loss				-21	62	9
Realised revaluations transferred to retained earnings	-6		1
Closing balance	1,444	1,816	1,152	-41	-479	-280

Changes in cash flow hedge and credit liability reserve
	Cash flow hedge			Credit liability
In EUR million	2025	2024	2023	2025	2024	2023
Opening balance	-1,693	-2,058	-3,055	-15	31	70
Changes in credit liability reserve				-34	-46	-39
Unrealised revaluations	597	365	997
Closing balance	-1,096	-1,693	-2,058	-49	-15	31

Changes in Property in own use reserve
In EUR million	2025	2024	2023
Opening balance	161	178	176
Unrealised revaluations	7	3	10
Realised revaluations transferred to retained earnings	-12	-20	-8
Closing balance	156	161	178

Changes in currency translation reserve
In EUR million	2025	2024	2023
Opening balance	-1,986	-2,527	-2,395
Unrealised revaluations	637	-222	183
Realised gains/losses transferred to the statement of profit or loss		1
Exchange rate differences	-1,425	763	-316
Closing balance	-2,774	-1,986	-2,527

Changes in share of associates, joint ventures and other reserves
In EUR million	2025	2024	2023
Opening balance	2,607	3,047	3,603
Result for the year	14	125	336
Transfer to/from retained earnings	-590	-565	-892
Closing balance	2,031	2,607	3,047

Changes in treasury shares
	In EUR million			Number x 1,000
	2025	2024	2023	2025	2024	2023
Opening balance	-765	-1,994	-1,205	51,117	154,571	107,395
Purchased/sold for trading purposes	6	2	-7	-480	-211	464
Purchased under staff share plans	-64	-43	-42	3,674	3,319	3,156
Distributed under staff share plans	60	43	41	-3,460	-3,343	-3,106
Purchased under Share buyback programme	-3,641	-3,774	-3,482	194,102	247,584	275,013
Cancelled under Share buyback programme	2,000	5,000	2,701	-125,848	-350,803	-228,350
Closing balance	-2,404	-765	-1,994	119,105	51,117	154,571

Changes in retained earnings
In EUR million	2025	2024	2023
Opening balance	36,243	40,299	41,538
Impact on opening balance[1]			-45
Transfer to/from other reserves	616	585	899
Result for the year	8,310	5,209	3,804
Dividend and other distributions	-3,691	-4,124	-2,668
Employee share plans	-8	1	-7
Share buybacks and other changes	-1,453	-5,728	-3,222
Closing balance	40,016	36,243	40,299
1In 2023, changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees.

Non-distributable reserves
In EUR million	2025	2024	2023
ING Bank	6,225	5,672	6,727
Other	0	0	0
Non-distributable reserves	6,225	5,672	6,727
The following table shows the movement of the cash flow hedge reserve:

Movement cash flow hedge reserve
in EUR million	2025	2024
Opening balance	-1,693	-2,058
Value changes recognised in OCI	799	743
Amounts recycled to profit or loss	149	-209
Income tax	-175	-140
Exchange rate and other changes	-12	-14
Adjustment for non controlling interest	-163	-14
Movement for the year	597	365
Ending balance	-1,096	-1,693

Disclosure of detailed information about hedged items

Hedged items included in a fair value hedging relationship
	Carrying amount of the hedged items		Accumulated amount of fair value hedge adjustment on the hedged item included in the carrying amount of the hedged item		Change in fair value of the hedged item for measuring ineffectiveness for the period	Change in fair value hedging instruments for the period	Hedge ineffectiveness recognised in the statement of profit or loss gain (+) / loss (-)
in EUR million	Assets	Liabilities	Assets	Liabilities
As at 31 December 2025
Interest rate risk and FX rate risk
– Debt securities at fair value through other comprehensive income	44,165		n/a		-480
– Loans at FVOCI			n/a
– Loans and advances to customers	830		-2		19
– Debt instruments at amortised cost	20,695		-438		-284
– Debt securities in issue		85,843		-2,127	-45
– Subordinated loans		16,794		-327	-287
– Customer deposits and other funds on deposit		26		-1
– Discontinued hedges			33	-1
Total	65,690	102,663	-407	-2,456	-1,078	1,111	34
As at 31 December 2024
Interest rate risk and FX rate risk
– Debt securities at fair value through other comprehensive income	35,119		n/a		269
– Loans at FVOCI			n/a
– Loans and advances to customers	1,149		-6		-35
– Debt instruments at amortised cost	13,802		-179		49
– Debt securities in issue		83,669		-2,234	-1,139
– Subordinated loans		17,131		-665	-188
– Customer deposits and other funds on deposit		28		-1	1
– Discontinued hedges			58	-5
Total	50,070	100,827	-126	-2,906	-1,043	1,016	-27

Gross carrying value of derivatives used for net investment hedging
	Assets	Liabilities	Assets	Liabilities
in EUR million	2025	2025	2024	2024
As at 31 December
– FX forwards and Cross currency swaps	68	74	82	117

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting	The following table shows the cash flow hedge accounting impact on profit or loss and comprehensive income:

Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
in EUR million	Change in value of hedged item used for calculating hedge ineffectiveness for the period	Carrying amount cash flow hedge reserve at the end of the reporting period[1]	Amount reclassified from CFH reserve to profit or loss[2]	Change in value of hedging instrument recognised in OCI for the period	Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
As at 31 December 2025
Interest rate risk on:
– Floating rate lending	-1,265	-1,157	536
– Floating rate borrowing	289	-141	-146
– Other
– Discontinued hedges		-323	7
Total interest rate risk	-977	-1,619	397	602	7
FX rate risk on:
– Floating rate lending	-15	-58	-171
– Floating rate borrowing	34	-4	-38
– Other
– Discontinued hedges			-1
Total FX risk	20	-62	-209	195	3
Combined interest and FX rate risk on:
– Floating rate lending	37	47	-39
– Floating rate borrowing
– Other
– Discontinued hedges
Total combined interest and FX risk	37	47	-39	2	1
Total cash flow hedge	-920	-1,635	149	799	10

Cash flow hedging – impact of hedging instruments on the statement of profit or loss and other comprehensive income
in EUR million	Change in value of hedged item used for calculating hedge ineffectiveness for the period	Carrying amount cash flow hedge reserve at the end of the reporting period[1]	Amount reclassified from CFH reserve to profit or loss[2]	Change in value of hedging instrument recognised in OCI for the period	Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
As at 31 December 2024
Interest rate risk on:
– Floating rate lending	-668	-2,850	496
– Floating rate borrowing	114	125	-425
– Other	1	1
– Discontinued hedges		89	-51
Total interest rate risk	-553	-2,635	20	526	39
FX rate risk on:
– Floating rate lending	-79	-55	-121
– Floating rate borrowing	12	5	-37
– Other
– Discontinued hedges			-4
Total FX risk	-67	-51	-162	220	-3
Combined interest and FX rate risk on:
– Floating rate lending	70	72	-68
– Floating rate borrowing
– Other
– Discontinued hedges
Total combined interest and FX risk	70	72	-68	-3	-2
Total cash flow hedge	-550	-2,614	-209	743	35
[1]The carrying amount is the gross amount, excluding tax adjustments.
[2]The amounts are reclassified to Net interest income - interest income and/or expense on non-trading derivatives (hedge accounting).

Net investment hedge accounting – Impact on statement of profit or loss and other comprehensive income
in EUR million	Change in value of hedged item used for calculating hedge ineffectiveness for the period	Carrying amount net investment hedge reserve at the end of the reporting period[1]	Hedged item affected statement of profit or loss	Change in value of hedging instrument recognised in OCI	Hedge ineffectiveness recognised in the statement of profit or loss, gain(+) / Loss(-)
As at 31 December 2025
Investment in foreign operations	-816	488		816
Discontinued hedges		535
As at 31 December 2024
Investment in foreign operations	295	-95		-295
Discontinued hedges		302
[1]The carrying amount is the gross amount, excluding tax adjustments.